Summary of Significant Accounting Policies (Details)	12 Months Ended
	Sep. 30, 2025 USD ($)	Sep. 30, 2024 USD ($)	Sep. 30, 2023 USD ($)	Sep. 30, 2025 CNY (¥)	Sep. 30, 2025 HKD ($)
Summary of Significant Accounting Policies [Line Items]
Accounts receivables written off	$ 4,097		$ 4,300
Allowances for credit losses
Other receivables write off	20,126
Administration costs	61,589
Incremental costs	61,589
Selling expense	36,001
Cost of revenues	1,009
Contract with Customer, Asset, after Allowance for Credit Loss, Current	34,063
Deferred revenue	4,521,682	2,707,069
Revenue recognized deferred revenue	2,011,015	1,319,338	1,206,823
Refund liability	$ 81,554	88,502
Government Assistance, Income, Increase (Decrease), Statement of Income or Comprehensive Income [Extensible Enumeration]	Gain from disposal of subsidiaries
Government Assistance, Income, Increase (Decrease)	$ 6,405		850,666
Advertising expenses	$ 136,516	127,555	54,790
VAT rates range	13.00%
Tax benefit percentage	50.00%
Cash	$ 679,150	702,120
Deposit insurance	70,235			¥ 500,000
Cash and cash equivalents	775,334	737,020	$ 5,638,174
Hong Kong [Member]
Summary of Significant Accounting Policies [Line Items]
Deposit insurance	64,260				$ 500,000
Cash and cash equivalents	$ 43,230	$ 34,059
Customer Concentration Risk [Member] | One Customer [Member] | Revenue Benchmark [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk, percentage	17.00%	37.00%
Customer Concentration Risk [Member] | One Customer [Member] | Accounts Receivable [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk, percentage	47.00%	36.00%
Customer Concentration Risk [Member] | Two Customers [Member] | Accounts Receivable [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk, percentage	44.00%	56.00%
Supplier Concentration Risk [Member] | One Supplier [Member] | Cost of Goods and Service Benchmark [Member]
Summary of Significant Accounting Policies [Line Items]
Government Assistance, Income, Increase (Decrease)	$ 25
Concentration risk, percentage		27.00%
Supplier Concentration Risk [Member] | One Supplier [Member] | Accounts Payable [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk, percentage	49.00%	55.00%
Supplier Concentration Risk [Member] | Two Supplier [Member] | Cost of Goods and Service Benchmark [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk, percentage	21.00%	27.00%
Supplier Concentration Risk [Member] | Two Supplier [Member] | Accounts Payable [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk, percentage	23.00%	26.00%
Supplier Concentration Risk [Member] | Three Supplier [Member] | Cost of Goods and Service Benchmark [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk, percentage	17.00%	14.00%
Supplier Concentration Risk [Member] | Three Supplier [Member] | Accounts Payable [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk, percentage		11.00%
Supplier Concentration Risk [Member] | Four Supplier [Member] | Cost of Goods and Service Benchmark [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk, percentage	11.00%